Other disclosures - Risk Management and Principal Risks - Maximum exposure and effects of collateral and other credit enhancements (audited) (Details) - Barclays Bank Group [member] - GBP (£)
£ in Millions
		Dec. 31, 2019	Dec. 31, 2018
Disclosure of detailed information about financial instruments [line items]
Maximum Exposure	[1]	£ 329,195	£ 343,687
Netting and set-off		(176,022)	(172,014)
Exposure to credit risk [member]
Disclosure of detailed information about financial instruments [line items]
Maximum Exposure		1,098,437	1,099,256
Netting and set-off		(183,658)	(179,560)
Cash collateral		(36,197)	(35,951)
Non-cash collateral		(207,541)	(217,619)
Risk transfer		(13,295)	(11,116)
Net exposure		657,746	655,010
On-balance sheet [member] | Exposure to credit risk [member]
Disclosure of detailed information about financial instruments [line items]
Maximum Exposure		804,633	822,094
Netting and set-off		(183,658)	(179,560)
Cash collateral		(35,749)	(35,463)
Non-cash collateral		(160,709)	(179,349)
Risk transfer		(11,223)	(9,638)
Net exposure		413,294	418,084
Cash and balances at central banks [member] | Exposure to credit risk [member]
Disclosure of detailed information about financial instruments [line items]
Maximum Exposure		125,940	136,359
Netting and set-off		0	0
Cash collateral		0	0
Non-cash collateral		0	0
Risk transfer		0	0
Net exposure		125,940	136,359
Cash collateral and settlement balances [member] | Exposure to credit risk [member]
Disclosure of detailed information about financial instruments [line items]
Maximum Exposure		79,486	74,352
Netting and set-off		0	0
Cash collateral		0	0
Non-cash collateral		0	0
Risk transfer		0	0
Net exposure		79,486	74,352
Reverse repurchase agreements [member] | Exposure to credit risk [member]
Disclosure of detailed information about financial instruments [line items]
Maximum Exposure		1,731	1,613
Netting and set-off		0	0
Cash collateral		0	(17)
Non-cash collateral		(1,731)	(1,565)
Risk transfer		0	0
Net exposure		0	31
Other assets [member] | Exposure to credit risk [member]
Disclosure of detailed information about financial instruments [line items]
Maximum Exposure		614	699
Netting and set-off		0	0
Cash collateral		0	0
Non-cash collateral		0	0
Risk transfer		0	0
Net exposure		614	699
Off-balance sheet [member] | Exposure to credit risk [member]
Disclosure of detailed information about financial instruments [line items]
Maximum Exposure		293,804	277,162
Netting and set-off		0	0
Cash collateral		(448)	(488)
Non-cash collateral		(46,832)	(38,270)
Risk transfer		(2,072)	(1,478)
Net exposure		244,452	236,926
Off-balance sheet [member] | Contingent liabilities [member] | Exposure to credit risk [member]
Disclosure of detailed information about financial instruments [line items]
Maximum Exposure		23,777	19,394
Netting and set-off		0	0
Cash collateral		(400)	(399)
Non-cash collateral		(4,412)	(1,418)
Risk transfer		(159)	(190)
Net exposure		18,806	17,387
Financial assets at fair value through the income statement [member] | On-balance sheet [member] | Exposure to credit risk [member]
Disclosure of detailed information about financial instruments [line items]
Maximum Exposure		122,922	140,078
Netting and set-off		0	0
Cash collateral		(1,146)	(3,007)
Non-cash collateral		(111,463)	(126,086)
Risk transfer		(57)	0
Net exposure		10,256	10,985
Financial assets at fair value through other comprehensive income [member] | On-balance sheet [member] | Exposure to credit risk [member]
Disclosure of detailed information about financial instruments [line items]
Maximum Exposure		45,405	44,983
Netting and set-off		0	0
Cash collateral		0	0
Non-cash collateral		(305)	0
Risk transfer		(727)	(399)
Net exposure		44,373	44,584
Trading portfolio assets [member] | On-balance sheet [member] | Exposure to credit risk [member]
Disclosure of detailed information about financial instruments [line items]
Maximum Exposure		57,258	64,368
Netting and set-off		0	0
Cash collateral		0	0
Non-cash collateral		(557)	(605)
Risk transfer		0	0
Net exposure		56,701	63,763
Reverse repurchase agreements [member] | On-balance sheet [member] | Exposure to credit risk [member]
Disclosure of detailed information about financial instruments [line items]
Maximum Exposure			1,613
Netting and set-off			0
Cash collateral			(17)
Non-cash collateral			(1,565)
Risk transfer			0
Net exposure			31
Reverse repurchase agreements [member] | Financial assets at fair value through the income statement [member] | On-balance sheet [member] | Exposure to credit risk [member]
Disclosure of detailed information about financial instruments [line items]
Maximum Exposure		97,823	119,391
Netting and set-off		0	0
Cash collateral		(1,132)	(2,996)
Non-cash collateral		(96,672)	(115,951)
Risk transfer		0	0
Net exposure		19	444
Other financial assets [member] | Financial assets at fair value through the income statement [member] | On-balance sheet [member] | Exposure to credit risk [member]
Disclosure of detailed information about financial instruments [line items]
Maximum Exposure		742	528
Netting and set-off		0	0
Cash collateral		0	0
Non-cash collateral		0	0
Risk transfer		0	0
Net exposure		742	528
Derivative financial instruments [member] | On-balance sheet [member] | Exposure to credit risk [member]
Disclosure of detailed information about financial instruments [line items]
Maximum Exposure		229,641	222,683
Netting and set-off		(176,022)	(172,014)
Cash collateral		(33,469)	(31,475)
Non-cash collateral		(5,403)	(5,502)
Risk transfer		(5,564)	(4,712)
Net exposure		9,183	8,980
Traded loans [member] | Trading portfolio assets [member] | On-balance sheet [member] | Exposure to credit risk [member]
Disclosure of detailed information about financial instruments [line items]
Maximum Exposure		5,378	7,234
Netting and set-off		0	0
Cash collateral		0	0
Non-cash collateral		(134)	(154)
Risk transfer		0	0
Net exposure		5,244	7,080
Loans and advances [member] | Financial assets at amortised cost [member] | On-balance sheet [member] | Exposure to credit risk [member]
Disclosure of detailed information about financial instruments [line items]
Maximum Exposure		141,636	136,959
Netting and set-off		(7,636)	(7,546)
Cash collateral		(1,134)	(964)
Non-cash collateral		(41,250)	(45,591)
Risk transfer		(4,875)	(4,527)
Net exposure		86,741	78,331
Loans and advances [member] | Financial assets at amortised cost [member] | On-balance sheet [member] | Exposure to credit risk [member] | Credit-impaired [member]
Disclosure of detailed information about financial instruments [line items]
Maximum Exposure		2,202	2,090
Netting and set-off		0	0
Cash collateral		(18)	(9)
Non-cash collateral		(1,229)	(1,235)
Risk transfer		(35)	(85)
Net exposure		920	761
Loans and advances [member] | Financial assets at fair value through the income statement [member] | On-balance sheet [member] | Exposure to credit risk [member]
Disclosure of detailed information about financial instruments [line items]
Maximum Exposure		19,137	15,644
Netting and set-off		0	0
Cash collateral		(14)	(11)
Non-cash collateral		(14,791)	(9,690)
Risk transfer		(57)	0
Net exposure		4,275	5,943
Home loans [member] | Financial assets at amortised cost [member] | On-balance sheet [member] | Exposure to credit risk [member]
Disclosure of detailed information about financial instruments [line items]
Maximum Exposure		10,986	13,160
Netting and set-off		0	0
Cash collateral		(293)	(294)
Non-cash collateral		(10,582)	(12,675)
Risk transfer		(69)	(129)
Net exposure		42	62
Home loans [member] | Financial assets at amortised cost [member] | On-balance sheet [member] | Exposure to credit risk [member] | Credit-impaired [member]
Disclosure of detailed information about financial instruments [line items]
Maximum Exposure		764	887
Netting and set-off		0	0
Cash collateral		(2)	(3)
Non-cash collateral		(749)	(854)
Risk transfer		(13)	(30)
Net exposure		0	0
Credit cards, unsecured loans and other retail lending [member] | Financial assets at amortised cost [member] | On-balance sheet [member] | Exposure to credit risk [member]
Disclosure of detailed information about financial instruments [line items]
Maximum Exposure		33,503	33,791
Netting and set-off		0	0
Cash collateral		(695)	(607)
Non-cash collateral		(4,753)	(5,063)
Risk transfer		(256)	(427)
Net exposure		27,799	27,694
Credit cards, unsecured loans and other retail lending [member] | Financial assets at amortised cost [member] | On-balance sheet [member] | Exposure to credit risk [member] | Credit-impaired [member]
Disclosure of detailed information about financial instruments [line items]
Maximum Exposure		658	645
Netting and set-off		0	0
Cash collateral		(7)	(6)
Non-cash collateral		(271)	(231)
Risk transfer		(3)	(38)
Net exposure		377	370
Wholesale loans [member] | Financial assets at amortised cost [member] | On-balance sheet [member] | Exposure to credit risk [member]
Disclosure of detailed information about financial instruments [line items]
Maximum Exposure		97,147	90,008
Netting and set-off		(7,636)	(7,546)
Cash collateral		(146)	(63)
Non-cash collateral		(25,915)	(27,853)
Risk transfer		(4,550)	(3,971)
Net exposure		58,900	50,575
Wholesale loans [member] | Financial assets at amortised cost [member] | On-balance sheet [member] | Exposure to credit risk [member] | Credit-impaired [member]
Disclosure of detailed information about financial instruments [line items]
Maximum Exposure		780	558
Netting and set-off		0	0
Cash collateral		(9)	0
Non-cash collateral		(209)	(150)
Risk transfer		(19)	(17)
Net exposure		543	391
Debt securities [member] | Financial assets at fair value through the income statement [member] | On-balance sheet [member] | Exposure to credit risk [member]
Disclosure of detailed information about financial instruments [line items]
Maximum Exposure		5,220	4,515
Netting and set-off		0	0
Cash collateral		0	0
Non-cash collateral		0	(445)
Risk transfer		0	0
Net exposure		5,220	4,070
Debt securities [member] | Trading portfolio assets [member] | On-balance sheet [member] | Exposure to credit risk [member]
Disclosure of detailed information about financial instruments [line items]
Maximum Exposure		51,880	57,134
Netting and set-off		0	0
Cash collateral		0	0
Non-cash collateral		(423)	(451)
Risk transfer		0	0
Net exposure		51,457	56,683
Loan commitments [member] | Off-balance sheet [member] | Exposure to credit risk [member]
Disclosure of detailed information about financial instruments [line items]
Maximum Exposure		270,027	257,768
Netting and set-off		0	0
Cash collateral		(48)	(89)
Non-cash collateral		(42,420)	(36,852)
Risk transfer		(1,913)	(1,288)
Net exposure		£ 225,646	£ 219,539

[1]	T he balance sheet total is the sum of ‘Net amounts reported on the balance sheet’ that are subject to enforceable netting arrangements and ‘Amounts not subject to enforceable netting arrangements’